Provisions - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure Of Noncurrent Provisions [Line Items]
Cash outflows relating to organizational restructuring	$ 8.6
Cash outflows relating to closure production facility Singapore	$ 10.2
Production Facility in Singapore
Disclosure Of Noncurrent Provisions [Line Items]
Costs relating to closure of facility expected payment period	throughout 2026 and into the first quarter of 2027